Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Accumulated other comprehensive income (loss) [member]	Retained (loss) earnings [member]	Equity attributable to controlling shareholders [member]	Interest of non-controlling shareholders [member]
Beginning balance at Dec. 31, 2021	R$ 28,870,022	R$ 6,365,853	R$ (69,064)	R$ (1,690,235)	R$ (521,609)	R$ 10,655,992	R$ 14,740,937	R$ 14,129,085
Profit (loss) for the year	2,820,875					1,176,032	1,176,032	1,644,843
Other comprehensive income
Gain (loss) on cash flow hedge	723				58		58	665
Foreign currency translation differences	917,548				1,032,232		1,032,232	(114,684)
Actuarial gain (loss) on defined benefit plan, net of tax	53,018				45,721		45,721	7,297
Change in fair value of financial assets	22,395				11,144		11,144	11,251
Total comprehensive income (loss) for the year	3,814,559				1,089,155	1,176,032	2,265,187	1,549,372
Transactions with owners of the Company contributions and distributions:
Capital increase (note 17(a))	7,889,251	2,036,691				(2,036,691)		7,889,251
Sale of treasury shares	2,370		1,752	618			2,370
Share based payments	(5,616)		19,678	(30,930)			(11,252)	5,636
Dividends	(1,237,779)					(325,044)	(325,044)	(912,735)
Business combination (note 9.3)	10,062,503							10,062,503
Employee share schemes – value of employee services	62,394			55,391			55,391	7,003
Acquisition of treasury shares	(59,506)		(59,506)				(59,506)
Total contributions and distributions	16,713,617	2,036,691	(38,076)	25,079		(2,361,735)	(338,041)	17,051,658
Transactions with owners of the Company:
Acquisition of non-controlling interest	(1,092,374)							(1,092,374)
Change of shareholding interest in subsidiary (note 9.1)	(136,425)			3,985,084			3,985,084	(4,121,509)
Total transactions with owners of the Company	(1,228,799)			3,985,084			3,985,084	(5,213,883)
Total transactions with owners of the Company contributions and distributions:	15,484,818	2,036,691	(38,076)	4,010,163		(2,361,735)	3,647,043	11,837,775
Ending balance at Dec. 31, 2022	48,169,399	8,402,544	(107,140)	2,319,928	567,546	9,470,289	20,653,167	27,516,232
Profit (loss) for the year	4,884,744					1,094,391	1,094,391	3,790,353
Other comprehensive income
Gain (loss) on cash flow hedge	(125,233)				(92,491)		(92,491)	(32,742)
Foreign currency translation differences	(172,501)				(109,134)		(109,134)	(63,367)
Actuarial gain (loss) on defined benefit plan, net of tax	(47,223)				(51,596)		(51,596)	4,373
Change in fair value of financial assets
Total comprehensive income (loss) for the year	4,539,787				(253,221)	1,094,391	841,170	3,698,617
Transactions with owners of the Company contributions and distributions:
Capital increase (note 17(a))		280,000				(280,000)
Funds from capital increase and decrease in subsidiary	6,657							6,657
(Loss) Gain on capital increase (reduction) in subsidiary	71,178			60,348			60,348	10,830
Share based payments	(106,455)		13,223	(40,113)			(26,890)	(79,565)
Write-off of interest in subsidiary	(22,280)							(22,280)
Dividends and allocation of results	(2,102,014)					(520,691)	(520,691)	(1,581,323)
Mandatory minimum dividends	(273,598)					(273,598)	(273,598)
Business combination (note 9.3)	237,460							237,460
Employee share schemes – value of employee services	186,317			135,653			135,653	50,664
Total contributions and distributions	(2,002,735)	280,000	13,223	155,888		(1,074,289)	(625,178)	(1,377,557)
Transactions with owners of the Company:
Gain on dividends from subsidiary	268,406			79,825			79,825	188,581
Change of shareholding interest in subsidiary (note 9.1)	6,323			6,323			6,323
Total transactions with owners of the Company	274,729			86,148			86,148	188,581
Total transactions with owners of the Company contributions and distributions:	(1,728,006)	280,000	13,223	242,036		(1,074,289)	(539,030)	(1,188,976)
Ending balance at Dec. 31, 2023	50,981,180	8,682,544	(93,917)	2,561,964	314,325	9,490,391	20,955,307	30,025,873
Profit (loss) for the year	(8,161,766)					9,423,795	(9,423,795)	1,262,029
Other comprehensive income
Gain (loss) on cash flow hedge	(393,651)				(303,494)		(303,494)	(90,157)
Foreign currency translation differences	537,111				466,811		466,811	70,300
Actuarial gain (loss) on defined benefit plan, net of tax	107,315				88,213		88,213	19,102
Change in fair value of financial assets
Total comprehensive income (loss) for the year	(7,910,991)				251,530	66,596	(9,172,265)	1,261,274
Transactions with owners of the Company contributions and distributions:
Capital increase (note 17(a))		150,000				(150,000)
(Loss) Gain on capital increase (reduction) in subsidiary	(694,771)			(60,111)			(60,111)	(634,660)
Own shares acquired, net	(190,593)		(190,593)				(190,593)
Cancellation of treasury shares			118,975	(118,975)
Share based payments	(74,431)		114,827	(202,625)			(87,798)	13,367
Loss in dividend distribution to non-controlling shareholders	429			(712)			(712)	1,141
Dividends and allocation of results	(2,948,668)					(566,401)	(566,401)	(2,382,267)
Business combination (note 9.3)	574,598							574,598
Disposals of assets held for sale	(372,030)							(372,030)
Employee share schemes – value of employee services	34,149			29,819			29,819	4,330
Total contributions and distributions	(3,671,317)	150,000	43,209	(352,604)		(716,401)	(875,796)	(2,795,521)
Transactions with owners of the Company:
Change of shareholding interest in subsidiary (note 9.1)	(510)			(3,482)			(3,482)	2,972
Total transactions with owners of the Company	(510)			(3,482)			(3,482)	2,972
Total transactions with owners of the Company contributions and distributions:	(3,671,827)	150,000	43,209	(356,086)		(716,401)	(879,278)	(2,792,549)
Ending balance at Dec. 31, 2024	R$ 39,398,362	R$ 8,832,544	R$ (50,708)	R$ 2,205,878	R$ 565,855	R$ (649,805)	R$ 10,903,764	R$ 28,494,598